Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Computed “expected” income tax benefit					$ (832,569)	$ (1,737,089)
State income tax benefit, net of federal benefit
Change in valuation allowance					832,569	1,737,089
Other
Change in federal income tax rate
IRC section 382 limitations on future NOL utilization
Write-off of property & equipment deferred tax asset
Provision for income taxes	$ 277,000		$ 277,000		$ 0	$ 0